UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut           August 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $118,875
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                    FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7   COLUMN 8

                                                           VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER           SECURITY_TYP  ID_CUSIP   (X$1000)    PRN AMT   PRN  CALL DISCRETION  MGERS  SOLE     SHARED  NONE
3COM CORP                        Common Stock  885535104      4,670   1,000,000 SH        SOLE        NONE  1,000,000
AES CORP.                        Common Stock  00130H105      3,448     542,945 SH        SOLE        NONE    542,945
AGNICO EAGLE MINES LTD           Common Stock  008474108      4,721     407,000 SH        SOLE        NONE    407,000
ALLIED CAPITAL CORPORATION       Common Stock  01903Q108      2,192      94,900 SH        SOLE        NONE     94,900
AMN HEALTHCARE SERVICES INC      Common Stock  001744101      3,256     256,400 SH        SOLE        NONE    256,400
ASCENTIAL SOFTWARE CORPORATION   Common Stock  04362P108      2,054     124,998 SH        SOLE        NONE    124,998
BERKSHIRE HATHAWAY INC.          CL B          084670207     14,580       6,000 SH        SOLE        NONE      6,000
CALPINE CORPORATION              Common Stock  131347106        660     100,000 SH        SOLE        NONE    100,000
CHURCHILL DOWNS INC              Common Stock  171484108      4,614     120,000 SH        SOLE        NONE    120,000
CIMAREX ENERGY CO                Common Stock  171798101      5,083     214,000 SH        SOLE        NONE    214,000
CROSS CTRY HEALTHCARE INC.       Common Stock  227483104        487      37,000 SH        SOLE        NONE     37,000
FREEPORT-MCMORAN COPPER & GOLD   CL B          35671D857      2,401      98,000 SH        SOLE        NONE     98,000
GOLD FIELDS LTD                  Sponsored ADR 38059T106      4,233     347,500 SH        SOLE        NONE    347,500
GOLDCORP INC                     Common Stock  380956409      1,440     120,000 SH        SOLE        NONE    120,000
IDT CORPCMN                      CL B          448947309     15,312     870,000 SH        SOLE        NONE    870,000
INTERLAND, INC.                  Common Stock  458727104      1,135   1,170,300 SH        SOLE        NONE  1,170,300
INTERACTIVE CORP                 Common Stock  45840Q101        283       7,199 SH        SOLE        NONE      7,199
INTERWOVEN INC                   Common Stock  46114T102      1,100     500,000 SH        SOLE        NONE    500,000
JOHNSON & JOHNSON                Common Stock  478160104        517      10,000      CALL SOLE        NONE     10,000
KMART HOLDING CORPORATON         Common Stock  498780105      3,374     125,000 SH        SOLE        NONE    125,000
LIBERTY MEDIA CORP NEW           Com Ser A     530718105      5,780     500,000 SH        SOLE        NONE    500,000
MERCK & CO INC.                  Common Stock  589331107      1,937      32,000      CALL SOLE        NONE     32,000
MARTEK BIOSCIENCES CORP          Common Stock  572901106      6,440     150,000 SH        SOLE        NONE    150,000
OPENTV CORPCMN                   CL A          G67543101         22      15,842 SH        SOLE        NONE     15,842
PAN AMERICAN SILVER CORP         Common Stock  697900108      3,053     433,000 SH        SOLE        NONE    433,000
PEGASUS COMMUNICATIONS CORP      CL A          705904605      3,791     130,000 SH        SOLE        NONE    130,000
PENN NATIONAL GAMING INC         Common Stock  707569109      6,515     317,500 SH        SOLE        NONE    317,500
PINNACOR INC                     Common Stock  723487104        747     389,100 SH        SOLE        NONE    389,100
SUNCOR ENERGY INC                Common Stock  867229106      3,938     210,000 SH        SOLE        NONE    210,000
TURNSTONE SYSTEMS INC            Common Stock  900423104      1,613     637,628 SH        SOLE        NONE    637,628
WHITE MTNS INS GROUP LTD         Common Stock  G9618E107      9,480      24,000 SH        SOLE        NONE     24,000
                                                  Total:    118,875


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